CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 845.7	$ 840.3	$ 796.9
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	24.0	23.1	22.7
Amortization of premium and accretion of discount on marketable securities, net	(6.4)	3.1	18.5
Realized loss on sale of marketable securities, net	0.0	6.7	0.0
Amortization of intangible assets	59.6	24.3	13.5
Stock-based compensation	149.7	145.3	131.4
Deferred taxes	(12.1)	(9.5)	(0.5)
Increase in trade receivables, net	(65.9)	(9.9)	(46.1)
Decrease (increase) in prepaid expenses and other assets	(13.0)	(51.1)	0.1
Increase in trade payables	5.4	17.9	19.8
Increase (decrease) in employees and payroll accruals	(2.4)	26.7	26.3
Decrease in income tax accrual and accrued expenses and other liabilities	(12.0)	(0.9)	(54.6)
Increase in deferred revenues	79.5	21.8	170.3
Other	0.3	0.1	0.2
Net cash provided by operating activities	1,052.4	1,037.9	1,098.5
Cash flows from investing activities:
Proceeds from short-term bank deposits	157.0	510.6	538.4
Proceeds from maturity of marketable securities	1,084.4	1,022.9	1,056.6
Proceeds from sale of marketable securities	22.3	491.9	9.1
Investment in marketable securities	(839.2)	(947.3)	(1,063.1)
Investment in short-term bank deposits	(238.5)	(132.0)	(477.0)
Cash paid in conjunction with acquisitions, net of acquired cash	(185.8)	(458.8)	(48.3)
Purchase of property and equipment	(24.2)	(18.6)	(22.1)
Net cash provided by (used in) investing activities	(24.0)	468.7	(6.4)
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options	258.6	133.7	141.2
Purchase of treasury shares at cost	(1,299.9)	(1,287.6)	(1,299.9)
Payments related to shares withheld for taxes	(18.6)	(11.0)	(9.3)
Net cash used in financing activities	(1,059.9)	(1,164.9)	(1,168.0)
Increase (decrease) in cash and cash equivalents	(31.5)	341.7	(75.9)
Cash and cash equivalents at the beginning of the year	537.7	196.0	271.9
Cash and cash equivalents at the end of the year	506.2	537.7	196.0
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	122.5	118.7	113.5
Non-cash investing activity
Fair value of awards attributable to pre-acquisition services	3.1	1.3	0.0
Operating lease liabilities arising from obtaining right of use assets	$ 12.3	$ 2.3	$ 8.0